Convertible Advance Investment (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 27, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 ILS (₪)	Feb. 17, 2022 USD ($)	Aug. 25, 2021 USD ($)	Mar. 25, 2021 USD ($)	May 07, 2020 USD ($)	Aug. 06, 2019 USD ($)
Convertible Advance Investment (Details) [Line Items]
Amount raised			$ 462	₪ 1,710	$ 350
Aggregate investment			$ 10,000				$ 54	$ 75
Discount percentage			10.00%
Conversion amount		$ 3,657
Redemption payment percentage			200.00%
Conversion price			80.00%
Public offering price (in Dollars per share) | $ / shares	$ 4	$ 4
IPO [Member]
Convertible Advance Investment (Details) [Line Items]
Public offering price (in Dollars per share) | $ / shares			$ 4,000
Advance Investment Agreements [Member]
Convertible Advance Investment (Details) [Line Items]
Aggregate investment			$ 10,000
Discount percentage			20.00%
Advance Investment Agreements [Member] | Minimum [Member]
Convertible Advance Investment (Details) [Line Items]
Amount raised						$ 560
Advance Investment Agreements [Member] | Maximum [Member]
Convertible Advance Investment (Details) [Line Items]
Amount raised									$ 3,097
Advance Investment Agreements [Member] | Convertible Preferred Stock [Member]
Convertible Advance Investment (Details) [Line Items]
Aggregate investment			$ 10,000
Discount percentage			20.00%
Conversion amount			$ 62,500